Pension and Postretirement Benefits - Expected Employer Contributions to Trusts of Defined Benefit Plans (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Domestic Plans [Member]
Expected benefit payments:
2017	$ 37,148
2018	36,929
2019	36,620
2020	36,228
2021	35,876
2022-2026	169,531
TCN Plan [Member]
Expected benefit payments:
2017	5,803
2018	1,304
2019	1,571
2020	1,799
2021	1,483
2022-2026	$ 9,309